Related Party Transactions - Additional Information (Details)		1 Months Ended						12 Months Ended
	Mar. 14, 2020 CNY (¥)	Mar. 31, 2023 CNY (¥)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 CNY (¥)	Jan. 31, 2022 CNY (¥)	Oct. 31, 2021 CNY (¥)	Apr. 30, 2020 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)	May 31, 2021 CNY (¥)	Nov. 30, 2020 CNY (¥)	Mar. 30, 2020 CNY (¥)	Mar. 05, 2020 CNY (¥)
RELATED PARTY TRANSACTIONS
Expense recorded and paid to related party								¥ 3,700,000
Amounts due to a related party										¥ 631,000
Related parties debt extended maturity period										2021-09
ATA Learning Inc
RELATED PARTY TRANSACTIONS
Related Party Contract Value To Provide Professional Videography And Production Of Video Services | $			$ 10,000
Expense recorded and paid to related party								49,579
ApplySquare Education & Technology Co., Ltd. ("ApplySquare")
RELATED PARTY TRANSACTIONS
Related Party Contract Value To Explore Solution For Potential Common Customers						¥ 1,200,000
Increase In Related Party Contract Value				¥ 22,000
Expense incurred and paid to related party									¥ 50,913
Expense recorded and paid to related party								¥ 1,128,016	¥ 275,967
Related party contract value to develop sales delivering services and data services					¥ 6,500,000
Number of years charge of data and system maintenance services					1 year
ApplySquare Education & Technology Co., Ltd. ("ApplySquare") | Subsequent Event
RELATED PARTY TRANSACTIONS
Revised related party contract amount		¥ 6,300,000
Affiliate Company | Purchase of Online Educational Platform Services
RELATED PARTY TRANSACTIONS
Cost of revenues										¥ 115,968
Mr. Xiaofeng Ma
RELATED PARTY TRANSACTIONS
Amounts due to a related party														¥ 431,000
Mr. Xiaofeng Ma | Muhua Shangce
RELATED PARTY TRANSACTIONS
Amounts due to a related party										¥ 500,000	¥ 700,000	¥ 500,000	¥ 200,000
Related party interest rate terms									fourteen-month interest free	ten-month interest-free
Related party transactions derecognized									¥ 1,200,000
Mr. Xiaofeng Ma | Joint Liability Guarantee | Muhua Shangce
RELATED PARTY TRANSACTIONS
Related party debt							¥ 3,000,000
Annual interest rate							4.35%
Shanghai Aixue Culture Communication Co., Ltd. | President | Huanqiuyimeng
RELATED PARTY TRANSACTIONS
Expenses prepaid on behalf of related party	¥ 672,254
Payment made from related party's operating expenses	¥ 483,902